INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Inventory Abstract
Disclosure of inventory

	December 31, 2021	December 31, 2020
	$	$
Finished goods	6,472	23,226
Work in progress - buses	41	109
Parts for resale	2,903	2,281
Total Inventory	9,416	25,616